Income Tax Expense - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Corporate income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%